Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 121,310	$ 64,860	$ 49,509
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(10,096)	(4,932)	6,168
Gains/(losses) on defined benefit plans	134	4,099	(6,853)
Other comprehensive income/(loss)	(14,308)	12,628	(3,533)
Comprehensive income	107,002	77,488	45,976
Net Investment Hedging
Other comprehensive income (loss), net of tax
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation	(269)	14,569	(3,641)
Cash Flow Hedge
Other comprehensive income (loss), net of tax
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation	$ (4,077)	$ (1,108)	$ 793